Share-Based Compensation - Summary of Share Based Compensation Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	¥ 441,827	¥ 919,255	¥ 3,837,913
General and administrative expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	297,469	809,194	3,728,421
Selling and marketing expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	55,503	39,771	56,975
Research and development expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	80,279	63,884	48,777
Cost of revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	¥ 8,576	¥ 6,406	¥ 3,740